UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Income Fund : FNJHX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 47	0.45%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2024, thanks mostly to rallies in late 2023 and summer 2024, when cooling inflation data and comments from the U.S. Federal Reserve bolstered investors' expectation for interest-rate cuts.
•Against this backdrop, credit-quality positioning was a key contributor to the fund's performance versus the state-specific index, the Bloomberg New Jersey Enhanced Modified Municipal Bond Index, for the fiscal year. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in lower-rated health care and higher education bonds helped, as did exposure to lower-rated tax-backed names that received credit-rating upgrades during the period.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds than the state index, was beneficial.
•In contrast, underweights in bonds backed by the New Jersey Transportation Trust Fund Authority and bonds backed by the Port Authority of New York & New Jersey detracted as their spreads tightened during the past 12 months.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® New Jersey Municipal Income Fund	5.58%	1.73%	2.82%
Bloomberg New Jersey Enhanced Modified Municipal Bond Index	5.15%	1.85%	3.03%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$555,376,587
Number of Holdings	249
Total Advisory Fee	$2,168,180
Portfolio Turnover	12%
What did the Fund invest in?
(as of November 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.1
Transportation	19.2
Education	17.5
Health Care	11.7
Others(Individually Less Than 5%)	14.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914086.100    416-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Income Fund : FICNX

This annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 48	0.47%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2024, thanks mostly to rallies in late 2023 and summer 2024, when cooling inflation data and comments from the U.S. Federal Reserve bolstered investors' expectation for interest-rate cuts.
•Against this backdrop, credit-quality positioning was a key contributor to the fund's performance versus the state-specific index, the Bloomberg Connecticut 2+ Year Enhanced Municipal Linked 08/01/2018 Index, for the fiscal year. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Specifically, overweights in lower-rated health care and higher education bonds helped, as did exposure to lower-rated tax-backed names that received credit-rating upgrades during the period.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds than the state index, was beneficial.
•In contrast, pricing factors modestly detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•The fund's yield-curve positioning also detracted, as the fund had a longer duration than the state-specific index during periods when market interest rates shifted higher.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Connecticut Municipal Income Fund	4.81%	1.20%	2.20%
Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked	4.06%	1.39%	2.43%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$317,136,142
Number of Holdings	223
Total Advisory Fee	$1,232,235
Portfolio Turnover	20%
What did the Fund invest in?
(as of November 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	49.9
Health Care	13.8
Education	12.0
Housing	8.3
Special Tax	6.5
Others(Individually Less Than 5%)	9.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914085.100    407-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$45,500	$3,600	$5,500	$1,600
Fidelity New Jersey Municipal Income Fund	$42,100	$3,300	$5,500	$1,400

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$45,700	$3,800	$5,500	$1,600
Fidelity New Jersey Municipal Income Fund	$42,200	$3,500	$5,500	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
PwC	$15,312,000	$14,407,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Connecticut Municipal Income Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Connecticut Municipal Income Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Municipal Bonds - 92.3%
	Principal Amount (a)	Value ($)
Connecticut - 91.4%
Branford Gen. Oblig. Series 2019, 2.25% 10/15/34	2,400,000	2,066,607
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,034,157
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,193,661
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,079,287
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,065,456
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,060,427
Series 2021 A:
4% 8/1/38	800,000	812,718
4% 8/1/41	1,050,000	1,057,516
4% 8/1/46	375,000	375,532
4% 8/1/51	575,000	568,566
5% 8/1/35	450,000	495,952
Series 2024 A:
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,136,152
5% 7/1/35 (Build America Mutual Assurance Insured)	300,000	346,220
5% 7/1/36 (Build America Mutual Assurance Insured)	250,000	287,758
5% 7/1/37 (Build America Mutual Assurance Insured)	775,000	888,048
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,135,948
5% 7/1/40 (Build America Mutual Assurance Insured)	300,000	338,304
5% 7/1/41 (Build America Mutual Assurance Insured)	1,000,000	1,119,334
5% 7/1/43 (Build America Mutual Assurance Insured)	1,250,000	1,386,467
Brookfield Gen. Oblig. Series 2020, 2% 8/15/35	365,000	305,544
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A, 4% 7/1/49 (b)	2,000,000	1,896,410
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/27	4,825,000	4,876,320
Series 2015 F, 5% 11/15/31	4,000,000	4,070,707
Series 2018 A, 5% 4/15/30	2,500,000	2,677,896
Series 2018 C, 5% 6/15/31	725,000	777,547
Series 2019 A:
5% 4/15/35	2,000,000	2,155,892
5% 4/15/36	2,300,000	2,472,698
5% 4/15/39	2,450,000	2,619,138
Series 2020 A, 3% 1/15/39	5,500,000	5,091,033
Series 2020 C, 3% 6/1/40	3,380,000	3,074,156
Series 2021 A:
3% 1/15/32	335,000	328,067
3% 1/15/34	3,000,000	2,903,417
3% 1/15/35	1,850,000	1,778,469
3% 1/15/36	9,130,000	8,693,790
3% 1/15/37	2,875,000	2,697,988
3% 1/15/38	1,000,000	929,328
Series 2021 B, 3% 6/1/39	1,400,000	1,282,068
Series 2022 A, 4% 1/15/34	400,000	423,902
Series 2022 B, 2% 1/15/38	320,000	246,195
Series 2023 A, 5% 5/15/27	900,000	949,870
Series 2023 B, 5% 8/1/27	1,835,000	1,945,656
Series 2024 D:
5% 5/1/29	1,625,000	1,779,196
5% 5/1/30	1,000,000	1,113,084
5% 5/1/31	1,000,000	1,129,876
5% 5/1/32	1,250,000	1,430,927
5% 5/1/33	500,000	579,427
5% 5/1/34	500,000	584,631
5% 5/1/35	1,000,000	1,163,186
Series 2024 E, 5% 9/1/31	3,000,000	3,404,805
Series 2024 F, 5% 11/15/31	2,500,000	2,845,019
Series 2024:
5% 3/1/28	2,000,000	2,144,298
5% 1/15/29	2,000,000	2,178,261
5% 3/1/29	1,855,000	2,024,966
5% 1/15/30	1,335,000	1,478,876
5% 3/1/30	2,500,000	2,775,190
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,903,452
5% 7/1/32	1,000,000	1,042,929
Series 2017, 5% 7/1/30	2,400,000	2,506,572
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	83,910
5% 7/1/28	1,150,000	1,203,190
5% 7/1/29	350,000	365,907
5% 7/1/30	1,100,000	1,146,903
5% 7/1/31	1,300,000	1,352,284
5% 7/1/32	1,050,000	1,092,168
5% 7/1/33	700,000	727,621
5% 7/1/34	750,000	779,046
Bonds Series 2024 B, 5%, tender 7/1/29 (c)	1,630,000	1,764,633
Series 2015 L, 5% 7/1/29	1,500,000	1,512,130
Series 2015, 5% 7/1/32	205,000	206,430
Series 2016 K, 4% 7/1/46	7,000,000	6,609,949
Series 2018 K3, 5% 7/1/38	985,000	1,002,804
Series 2019 A:
4% 7/1/49	1,365,000	1,265,703
5% 7/1/26	310,000	315,892
5% 7/1/29	1,290,000	1,360,111
5% 7/1/49 (d)(e)	6,000,000	3,900,000
Series 2019 Q1, 3% 11/1/33	1,000,000	983,252
Series 2020 A, 4% 7/1/40	1,250,000	1,234,241
Series 2020 C, 4% 7/1/45	1,800,000	1,743,821
Series 2020 K:
5% 7/1/36	1,000,000	1,082,178
5% 7/1/37	1,750,000	1,888,476
5% 7/1/39	2,830,000	3,034,295
Series 2021 A, 3% 7/1/39	5,000,000	4,303,675
Series 2021 L, 3% 7/1/41	1,340,000	1,208,471
Series 2022 M:
4% 7/1/36	250,000	254,758
4% 7/1/37	260,000	264,157
4% 7/1/39	2,600,000	2,604,621
4% 7/1/40	3,300,000	3,276,388
4% 7/1/41	1,195,000	1,196,444
4% 7/1/42	1,750,000	1,699,330
Series 2023 E:
5% 7/15/38	900,000	978,950
5% 7/15/39	1,360,000	1,472,684
5% 7/15/40	1,300,000	1,401,554
Series E, 5% 7/1/28	1,250,000	1,253,208
Series G:
5% 7/1/29 (d)	1,055,000	1,083,232
5% 7/1/30 (d)	275,000	282,070
5% 7/1/34 (d)	695,000	708,120
5% 7/1/39 (d)	2,600,000	2,619,643
5% 7/1/50 (d)	1,000,000	962,324
Series K1:
5% 7/1/25	1,240,000	1,244,391
5% 7/1/27	250,000	257,475
Series L:
5% 7/1/26	1,000,000	1,010,872
5% 7/1/27	2,000,000	2,019,064
Series L1:
4% 7/1/25	600,000	600,089
4% 7/1/26	1,175,000	1,183,062
4% 7/1/27	700,000	714,356
Series N:
4% 7/1/39	1,850,000	1,587,486
5% 7/1/25	340,000	340,248
5% 7/1/27	430,000	435,343
5% 7/1/31	500,000	505,449
5% 7/1/32	550,000	554,197
5% 7/1/33	720,000	723,444
5% 7/1/34	675,000	676,313
Series R:
5% 6/1/37	1,000,000	1,089,827
5% 6/1/38	1,045,000	1,132,444
5% 6/1/39	1,595,000	1,722,204
5% 6/1/40	1,125,000	1,205,617
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2024 B:
5% 11/15/26 (b)	400,000	411,339
5% 11/15/27 (b)	665,000	693,422
5% 11/15/28 (b)	1,020,000	1,075,369
5% 11/15/29 (b)	1,080,000	1,148,727
5% 11/15/30 (b)	1,075,000	1,151,757
5% 11/15/31 (b)	750,000	809,193
5% 11/15/32 (b)	725,000	780,252
5% 11/15/33 (b)	540,000	584,500
Series B:
5% 11/15/25 (b)	400,000	404,584
5% 11/15/26 (b)	600,000	615,865
5% 11/15/27 (b)	610,000	631,043
5% 11/15/28 (b)	525,000	552,310
5% 11/15/29 (b)	490,000	515,275
Series D:
5% 11/15/25 (Escrowed to Maturity)	250,000	254,825
5% 11/15/26 (Escrowed to Maturity)	180,000	187,685
Connecticut Hsg. Fin. Auth.:
Series 2016 F, 3.5% 5/15/39 (b)	235,000	233,144
Series 2018 E1, 4.25% 5/15/42	825,000	831,633
Series 2019 B1, 4% 5/15/49	1,900,000	1,920,567
Series 2019 F, 3.5% 11/15/43	1,725,000	1,714,505
Series 2020 A2, 2.2% 5/15/31 (b)	1,350,000	1,176,964
Series 2020 C1, 1.95% 11/15/35	1,520,000	1,224,257
Series 2021 A1:
1.3% 5/15/30	2,000,000	1,694,402
1.6% 5/15/32	1,500,000	1,223,702
Series 2021 A3, 1.6% 5/15/32	2,240,000	1,827,394
Series 2021 B1, 3% 11/15/49	1,860,000	1,824,445
Series 2022 A1, 3.5% 11/15/51	845,000	839,906
Series A2:
5% 11/15/26 (b)	840,000	863,190
5% 5/15/27 (b)	1,890,000	1,956,468
5% 11/15/27 (b)	860,000	896,785
5% 5/15/28 (b)	615,000	644,183
5% 11/15/28 (b)	225,000	237,054
Series C:
5% 5/15/26 (b)	1,820,000	1,857,900
5% 5/15/27 (b)	800,000	828,134
5% 11/15/28 (b)	580,000	611,071
5% 5/15/29 (b)	1,115,000	1,178,919
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	1,000,000	1,112,605
Series 2021 C:
5% 1/1/28	1,600,000	1,709,904
5% 1/1/30	3,500,000	3,874,763
5% 1/1/31	3,410,000	3,835,028
5% 1/1/32	2,500,000	2,849,740
Series A:
5% 5/1/28	1,000,000	1,075,620
5% 9/1/33	1,000,000	1,000,140
Danbury Gen. Oblig. Series 2019 B, 2.25% 11/1/32	50,000	44,649
East Lyme Gen. Oblig. Series 2020, 3% 7/15/38	530,000	484,741
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,006
Hamden Gen. Oblig. Series 2017 A, 5% 8/15/27	1,000,000	1,055,580
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,076,082
5% 7/15/32	1,250,000	1,340,802
5% 7/15/33	1,000,000	1,070,612
5% 7/15/34	1,000,000	1,068,139
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (d)	2,000,000	2,025,385
Meriden Gen. Oblig.:
Series 2020 B, 2% 7/1/36	680,000	536,169
Series 2023:
3% 6/15/35	1,165,000	1,112,865
3.25% 6/15/36	565,000	553,756
Milford Gen. Oblig. Series 2021 A:
2% 11/1/33	330,000	280,123
2% 11/1/35	1,285,000	1,044,681
2% 11/1/36	1,285,000	1,020,534
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,327,674
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/30	600,000	602,768
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,265,511
5% 3/1/31 (Pre-Refunded to 3/1/25 @ 100)	1,955,000	1,963,551
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,700,962
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	1,975,328
Series 2020, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	1,190,000	1,009,153
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	622,904
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	775,437
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,694,546
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,449,435
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	36,309
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,552,335
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,033,123
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,027,962
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,027,325
Series 2017 B, 5% 8/1/25	500,000	505,227
Series 2021 A, 4% 8/1/32	950,000	975,632
Series 2023:
5% 8/1/36 (Build America Mutual Assurance Insured)	400,000	445,121
5% 8/1/37 (Build America Mutual Assurance Insured)	550,000	609,747
5% 8/1/38 (Build America Mutual Assurance Insured)	300,000	330,440
5.25% 8/1/43 (Build America Mutual Assurance Insured)	1,900,000	2,095,554
Norwalk Conn Hsg. Auth. Multi-family Bonds Series 2024, 3.05%, tender 9/1/27 (c)	3,000,000	2,995,558
South Windsor Gen. Oblig. Series 2023, 3% 2/1/36	765,000	736,728
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (d)	390,000	390,576
4% 4/1/36 (d)	485,000	473,417
4% 4/1/41 (d)	660,000	616,008
4% 4/1/51 (d)	1,225,000	1,050,230
Stratford Gen. Oblig. Series 2019, 5% 1/1/27	1,990,000	2,081,463
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,731,425
Series 2023 A:
5% 8/15/29	1,500,000	1,653,384
5% 8/15/30	1,325,000	1,486,008
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	645,071
5% 11/1/26	635,000	655,427
Series 2017 B, 5% 11/1/32	400,000	415,873
Series 2021, 4% 9/15/41	1,125,000	1,112,210
Series 2024:
4% 2/15/44 (Build America Mutual Assurance Insured)	300,000	295,148
5% 2/15/25 (Build America Mutual Assurance Insured)	500,000	501,404
5% 2/15/27 (Build America Mutual Assurance Insured)	400,000	416,002
5% 2/15/29 (Build America Mutual Assurance Insured)	500,000	537,546
5% 2/15/31 (Build America Mutual Assurance Insured)	450,000	496,417
5% 2/15/33 (Build America Mutual Assurance Insured)	450,000	503,703
5% 2/15/35 (Build America Mutual Assurance Insured)	300,000	334,974
TOTAL CONNECTICUT		289,692,659
Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	335,000	350,941
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33 (h)	863,283	597,068
5.625% 7/1/27	100,000	104,622
5.625% 7/1/29	310,000	334,444
5.75% 7/1/31	735,000	819,234
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	855,000	662,572
TOTAL PUERTO RICO		2,868,881
TOTAL MUNICIPAL BONDS (Cost $298,381,599)		292,561,540

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.98% (f)(g) (Cost $21,076,941)	21,072,727	21,076,941

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $319,458,540)	313,638,481
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,497,661
NET ASSETS - 100.0%	317,136,142

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,461,946 or 4.6% of net assets.

(e)	Level 3 security
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 2.98%	9,227,996	95,566,781	83,716,670	261,670	(1,166)	-	21,076,941	0.6%
Total	9,227,996	95,566,781	83,716,670	261,670	(1,166)	-	21,076,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	292,561,540	-	288,661,540	3,900,000

Money Market Funds	21,076,941	21,076,941	-	-
Total Investments in Securities:	313,638,481	21,076,941	288,661,540	3,900,000
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,039,604)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(33,461)
Transfers into Level 3	4,973,065
Transfers out of Level 3	-
Ending Balance	$3,900,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$(1,039,604)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $298,381,599)	$292,561,540
Fidelity Central Funds (cost $21,076,941)	21,076,941

Total Investment in Securities (cost $319,458,540)		$313,638,481
Cash		100,001
Receivable for fund shares sold		43,789
Interest receivable		3,709,291
Distributions receivable from Fidelity Central Funds		33,786
Prepaid expenses		299
Other receivables		14
Total assets		317,525,661
Liabilities
Payable for fund shares redeemed	$46,428
Distributions payable	179,795
Accrued management fee	113,753
Audit fee payable	48,411
Other payables and accrued expenses	1,132
Total liabilities		389,519
Net Assets		$317,136,142
Net Assets consist of:
Paid in capital		$324,936,979
Total accumulated earnings (loss)		(7,800,837)
Net Assets		$317,136,142
Net Asset Value, offering price and redemption price per share ($317,136,142 ÷ 28,752,255 shares)		$11.03
Statement of Operations
Year ended November 30, 2024
Investment Income
Interest		$9,446,023
Income from Fidelity Central Funds		261,670
Total income		9,707,693
Expenses
Management fee	$1,239,325
Transfer agent fees	67,252
Accounting fees and expenses	19,348
Custodian fees and expenses	5,366
Independent trustees' fees and expenses	804
Registration fees	28,008
Audit fees	53,922
Legal	12,133
Miscellaneous	1,445
Total expenses before reductions	1,427,603
Expense reductions	(7,206)
Total expenses after reductions		1,420,397
Net Investment income (loss)		8,287,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(423,999)
Fidelity Central Funds	(1,166)
Total net realized gain (loss)		(425,165)
Change in net unrealized appreciation (depreciation) on investment securities		6,498,094
Net gain (loss)		6,072,929
Net increase (decrease) in net assets resulting from operations		$14,360,225
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,287,296	$7,774,339
Net realized gain (loss)	(425,165)	(1,581,508)
Change in net unrealized appreciation (depreciation)	6,498,094	4,266,298
Net increase (decrease) in net assets resulting from operations	14,360,225	10,459,129
Distributions to shareholders	(7,851,773)	(7,563,399)

Share transactions
Proceeds from sales of shares	73,845,915	57,343,626
Reinvestment of distributions	5,928,073	5,784,378
Cost of shares redeemed	(67,904,382)	(73,627,936)

Net increase (decrease) in net assets resulting from share transactions	11,869,606	(10,499,932)
Total increase (decrease) in net assets	18,378,058	(7,604,202)

Net Assets
Beginning of period	298,758,084	306,362,286
End of period	$317,136,142	$298,758,084

Other Information
Shares
Sold	6,751,970	5,340,689
Issued in reinvestment of distributions	542,322	541,660
Redeemed	(6,202,331)	(6,916,326)
Net increase (decrease)	1,091,961	(1,033,977)

Financial Highlights
Fidelity® Connecticut Municipal Income Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$10.68	$11.94	$11.96	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.299	.274	.246	.247	.279
Net realized and unrealized gain (loss)	.214	.112	(1.232)	.035	.190
Total from investment operations	.513	.386	(.986)	.282	.469
Distributions from net investment income	(.283)	(.266)	(.244)	(.247)	(.279)
Distributions from net realized gain	-	-	(.030)	(.055)	(.010)
Total distributions	(.283)	(.266)	(.274)	(.302)	(.289)
Net asset value, end of period	$11.03	$10.80	$10.68	$11.94	$11.96
Total Return C	4.81%	3.67%	(8.31)%	2.39%	4.04%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.49%	.49%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.48%	.49%
Expenses net of all reductions	.47%	.49%	.49%	.48%	.49%
Net investment income (loss)	2.74%	2.56%	2.23%	2.07%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$317,136	$298,758	$306,362	$358,584	$354,094
Portfolio turnover rate F	20%	15%	13%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1.Organization.
Fidelity Connecticut Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Connecticut.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Municipal Securities	$3,900,000	Recovery value	Recovery value	$65.00	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,106,630
Gross unrealized depreciation	(9,246,796)
Net unrealized appreciation (depreciation)	$(5,140,166)
Tax Cost	$318,778,647

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$30,247
Undistributed ordinary income	$4,542
Capital loss carryforward	$(2,695,461)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,140,166)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(73,284)
Long-term	(2,622,177)
Total capital loss carryforward	$(2,695,461)

The tax character of distributions paid was as follows:

	November 30, 2024	November 30. 2023
Tax-exempt Income	7,851,773	7,563,399

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	61,486,320	58,011,479
5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees were a fixed annual rate of .0900% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.0259

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Connecticut Municipal Income Fund	478
7.Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $116.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,090.
8.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust and Shareholders of Fidelity Connecticut Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Connecticut Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 8.11% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Connecticut Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets specified Fidelity funds in the same asset class as the fund and through a discount that considers both fund size and total assets of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.539232.127
CTF-ANN-0125
Fidelity® New Jersey Municipal Income Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New Jersey Municipal Income Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Municipal Bonds - 93.2%
	Principal Amount (a)	Value ($)
Delaware - 0.5%
Delaware River & Bay Auth. Rev. Series 2024 B:
5% 1/1/41	500,000	562,447
5% 1/1/42	800,000	896,555
5% 1/1/43	600,000	669,861
5% 1/1/44	425,000	473,022
TOTAL DELAWARE		2,601,885
Delaware, New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/42	2,075,000	2,279,452
New Jersey - 75.8%
Audubon Scd Series 2022, 2.75% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,160,000	1,062,976
Bergen County Gen. Oblig. Series 2021 ABC, 2% 6/1/28	285,000	270,449
Berkely Township Series 2023, 3.25% 8/15/35	1,255,000	1,233,391
Casino Reinvestment Dev. Auth. N:
Series 2024 A:
4% 11/1/44 (Assured Guaranty Muni. Corp. Insured)	3,000,000	2,954,381
5% 11/1/27 (Assured Guaranty Muni. Corp. Insured)	750,000	792,706
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,073,513
Series 2024 B:
5% 11/1/27 (Assured Guaranty Muni. Corp. Insured)	300,000	317,082
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	350,000	375,729
5% 11/1/37 (Assured Guaranty Muni. Corp. Insured)	750,000	849,119
5% 11/1/44 (Assured Guaranty Muni. Corp. Insured)	900,000	985,192
Englewood Gen. Oblig. Series 2021, 2% 2/1/29	560,000	515,890
Essex County Gen. Oblig. Series 2020, 2% 9/1/31	995,000	894,210
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/54 (Build America Mutual Assurance Insured)	4,650,000	4,996,123
Hanover Park Reg'l. High School Series 2023, 3.5% 3/15/31	1,120,000	1,132,547
Hillsborough Township Scd Series 2020, 2% 7/15/40	1,240,000	915,805
Howell Township Gen. Oblig. Series 2020, 2% 10/1/31	1,000,000	874,256
Hudson County Gen. Oblig. Series 2020, 3% 11/15/32	485,000	475,173
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 3% 10/1/36	2,950,000	2,803,657
Jersey City Gen. Oblig. Series 2022 A, 3% 2/15/37	1,000,000	927,309
Lyndhurst Township Gen. Oblig. Series 2021, 2% 3/1/35	2,850,000	2,314,353
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,138,404
Millburn Township Board of Ed. Series 2023:
1% 8/15/27	1,430,000	1,346,450
1% 8/15/28	1,100,000	1,013,553
Monmouth County Impt. Auth. Rev. Series 2021 A, 3% 3/1/33	385,000	381,054
Montclair Township N J Board Ed. Series 2023, 3.25% 1/15/38 (Build America Mutual Assurance Insured)	1,825,000	1,753,245
Morris County Gen. Oblig. Series 2021, 2% 2/1/29	1,085,000	1,013,820
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	669,581
Series 2015, 5.25% 6/15/27	1,395,000	1,408,658
Series 2024 SSS:
5% 6/15/33	1,725,000	1,971,231
5.25% 6/15/37	1,570,000	1,819,436
5.25% 6/15/38	2,000,000	2,309,356
5.25% 6/15/39	3,000,000	3,450,560
Series A, 5% 11/1/35	5,000,000	5,377,171
Series QQQ:
4% 6/15/46	1,250,000	1,256,448
4% 6/15/50	1,000,000	1,001,537
Series WW, 5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	106,247
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,683,876
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A, 3.375% 7/1/30	3,705,000	3,577,928
Series 2017 B, 3.125% 7/1/29	1,335,000	1,289,207
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,250,000	1,004,649
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (c)	1,500,000	1,501,522
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,558,831
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,557,416
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,126,546
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017, 5% 10/1/37 (c)	1,430,000	1,468,628
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019:
4% 8/1/59 (c)	1,000,000	935,631
5% 8/1/59 (c)	1,000,000	1,028,747
Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (c)(d)	5,000,000	5,025,721
New Jersey Edl. Facilities Auth. Rev.:
Series 2021 C, 2% 3/1/36	2,000,000	1,671,607
Series 2024 A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,239,541
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,445,000	1,525,249
5% 7/1/44 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,573,999
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/25	600,000	605,044
5% 7/1/26	945,000	968,369
5% 7/1/29	865,000	903,360
Series 2015 B, 5% 7/1/31	3,000,000	3,027,309
Series 2016 A:
5% 7/1/27	2,875,000	2,953,451
5% 7/1/29	1,000,000	1,024,782
5% 7/1/32	600,000	613,902
Series 2016 E, 5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,433,639
Series A:
4% 7/1/50	3,000,000	2,812,444
5% 7/1/32	420,000	451,958
5% 7/1/33	675,000	723,981
5% 7/1/34	540,000	577,231
5% 7/1/35	570,000	606,937
5% 7/1/36	1,095,000	1,161,998
5% 7/1/37	1,095,000	1,157,363
5% 7/1/38	985,000	1,036,959
5% 7/1/39	1,040,000	1,090,000
5% 7/1/40	1,035,000	1,081,410
5% 7/1/45	3,500,000	3,625,951
New Jersey Gen. Oblig.:
Series 2020 A, 3% 6/1/32	4,240,000	4,193,637
Series 2021:
2% 6/1/26	6,300,000	6,162,057
2% 6/1/27	2,000,000	1,916,731
2% 6/1/29	3,110,000	2,864,416
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	703,078
Series 2014 A, 4% 7/1/45	1,300,000	1,239,805
Series 2015 A, 4.125% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,001,856
Series 2016 A:
5% 7/1/27	100,000	103,333
5% 7/1/39	11,000,000	11,251,686
Series 2016:
4% 7/1/48	425,000	392,941
5% 7/1/26	800,000	811,886
5% 7/1/31	400,000	417,078
5% 7/1/41	4,225,000	4,274,117
Series 2017 A, 5% 7/1/25	110,000	111,240
Series 2019:
3% 7/1/49	9,640,000	7,745,673
5% 7/1/34	960,000	1,033,159
Series 2021 A, 5% 7/1/25	3,000,000	3,032,945
Series 2021:
3% 7/1/46	7,140,000	5,932,790
4% 7/1/35	750,000	776,991
4% 7/1/37	700,000	720,110
5% 7/1/33	1,420,000	1,565,590
5% 7/1/34	1,250,000	1,376,481
Series 2024 A:
4.125% 7/1/54	6,000,000	6,003,708
5% 7/1/27	735,000	776,000
5% 7/1/28	1,000,000	1,076,886
5% 7/1/29	455,000	498,591
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (c)	1,400,000	1,419,009
Series 2017 1A:
5% 12/1/25 (c)	3,000,000	3,040,733
5% 12/1/27 (c)	2,500,000	2,573,812
Series 2018 B:
5% 12/1/26 (c)	255,000	262,727
5% 12/1/28 (c)	2,355,000	2,475,918
Series 2019 A:
5% 12/1/27	2,000,000	2,109,021
5% 12/1/28	700,000	735,942
Series 2021 A:
5% 12/1/26 (c)	325,000	334,848
5% 12/1/27 (c)	325,000	339,209
5% 12/1/28 (c)	400,000	423,315
5% 12/1/29 (c)	1,050,000	1,116,849
Series 2021 B:
5% 12/1/27 (c)	1,325,000	1,372,986
5% 12/1/28 (c)	1,450,000	1,534,516
5% 12/1/29 (c)	1,415,000	1,505,087
Series 2023 A:
5% 12/1/25 (c)	575,000	582,807
5% 12/1/26 (c)	1,275,000	1,313,633
Series 2023 B:
5% 12/1/25 (c)	1,850,000	1,875,119
5% 12/1/26 (c)	7,000,000	7,212,103
Series 2024 A:
5% 12/1/29 (c)	1,900,000	2,020,965
5% 12/1/30 (c)	1,875,000	2,006,550
5% 12/1/31 (c)	1,270,000	1,367,411
Series 2024 B, 5% 12/1/28 (c)	1,900,000	2,010,746
Series 2024 C, 5.25% 12/1/54 (c)	2,225,000	2,266,119
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 11/1/28 (c)	1,875,000	1,954,259
5% 5/1/29 (c)	1,885,000	1,969,428
5% 11/1/29 (c)	1,950,000	2,041,022
5% 5/1/30 (c)	2,000,000	2,095,596
5% 11/1/30 (c)	2,045,000	2,143,688
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2020 E, 1.75% 4/1/30	900,000	798,434
Series 2021 H:
5% 4/1/28	300,000	317,252
5% 10/1/28	480,000	511,368
5% 4/1/29	500,000	537,731
Series 2022 I, 5% 10/1/53	3,165,000	3,283,063
New Jersey Institute of Technology Series A:
5% 7/1/31	375,000	406,905
5% 7/1/32	375,000	407,368
5% 7/1/33	170,000	184,613
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/26	5,000,000	5,116,201
5% 6/1/27	1,000,000	1,041,031
5% 6/1/28	2,000,000	2,113,290
Series 2018 B, 5% 6/1/46	5,570,000	5,596,110
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/30	6,345,000	7,027,567
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	9,364,453
0% 12/15/34	5,800,000	4,108,664
Series 2008 A, 0% 12/15/36	25,000,000	16,069,353
Series 2009 A:
0% 12/15/33	1,135,000	828,735
0% 12/15/38	13,900,000	8,183,005
Series 2010 A:
0% 12/15/27	3,000,000	2,716,317
0% 12/15/28	9,800,000	8,575,560
0% 12/15/30	14,795,000	12,082,062
0% 12/15/32	355,000	269,100
Series 2010 A3, 0% 12/15/34	10,775,000	7,565,450
Series 2014 AA:
5% 6/15/38	770,000	771,467
5% 6/15/44	555,000	556,057
Series 2016 A, 5% 6/15/29	750,000	770,756
Series 2019 BB, 4% 6/15/38	1,035,000	1,044,124
Series 2020 AA:
3% 6/15/50	7,500,000	6,117,979
5% 6/15/50	780,000	824,258
5% 6/15/50 (Pre-Refunded to 12/15/30 @ 100)	220,000	247,587
Series 2022 AA, 5% 6/15/38	6,440,000	7,141,455
Series 2023 BB, 5.25% 6/15/50	10,000,000	11,034,996
Series 2024 A, 5% 6/15/37	10,000,000	11,445,048
Series A:
0% 12/15/31	365,000	287,269
5% 12/15/33	2,850,000	3,100,354
Series AA, 4% 6/15/50	4,300,000	4,238,391
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,173
Ocean City Gen. Oblig. Series 2019, 2.25% 9/15/32	455,000	404,846
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	582,184
Series 2021 AB:
2% 11/1/34	1,840,000	1,528,108
2% 11/1/36	1,230,000	983,370
Passaic County N J Impt. Auth. Cha:
(Paterson Arts & Science Charter School Proj.) Series 2023, 4.25% 7/1/33	570,000	582,410
(Paterson Arts and Science Charter School Proj.) Series 2023:
5.25% 7/1/43	670,000	706,197
5.375% 7/1/53	1,000,000	1,044,384
5.5% 7/1/58	635,000	665,749
Piscataway Township Gen. Oblig. Series 2020, 2% 10/15/34	1,485,000	1,241,989
Princeton Borough Gen. Oblig. Series 2021, 2.5% 9/15/32	835,000	762,235
Rahway Board of Ed. Series 2021:
2.125% 7/15/32	2,400,000	2,091,172
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	877,096
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,084,721
River Vale Township School District Series 2021, 2% 6/15/30	1,020,000	915,475
Rumson Boro N J School District Series 2020:
2% 7/15/34	680,000	570,649
2% 7/15/35	865,000	712,520
2% 7/15/36	1,185,000	958,121
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (c)(d)	3,200,000	3,205,779
Sayreville N J Series 2021:
2% 11/1/33	1,925,000	1,621,949
2% 11/1/34	1,935,000	1,597,688
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (c)	955,000	999,590
5% 1/1/31 (c)	1,950,000	2,040,810
5% 1/1/33 (c)	750,000	780,553
5% 1/1/35 (c)	2,000,000	2,071,568
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	213,855
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,620,428
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,326,123
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	807,064
Series 2020 A:
5% 11/1/45	7,000,000	7,319,902
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,137,929
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	800,200
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	745,438
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	321,818
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	327,217
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	332,232
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	420,809
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	448,123
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	559,408
Washington Township Gloucester County Series 2021, 2% 5/15/33	1,000,000	850,054
Washington Township N J Board Ed. Morr Series 2023, 3.125% 8/15/35	1,515,000	1,488,078
TOTAL NEW JERSEY		421,123,388
New York And New Jersey - 14.9%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	6,185,000	7,023,048
Port Auth. of New York & New Jersey:
Series 2015 189, 3.25% 5/1/33	500,000	488,721
Series 2016, 5% 11/15/32 (c)	5,000,000	5,113,546
Series 2018:
5% 9/15/28 (c)	4,000,000	4,185,750
5% 9/15/34 (c)	5,000,000	5,186,007
Series 2020 221, 4% 7/15/50 (c)	1,215,000	1,163,649
Series 2021 227, 2% 10/1/31 (c)	2,685,000	2,283,830
Series 2022 236, 5% 1/15/47 (c)	6,000,000	6,402,242
Series 2023 238:
5% 7/15/35 (c)	3,525,000	3,910,846
5% 7/15/36 (c)	2,940,000	3,250,398
5% 7/15/37 (c)	1,765,000	1,944,122
5% 7/15/38 (c)	1,770,000	1,939,794
5% 7/15/39 (c)	1,685,000	1,837,576
Series 207, 5% 9/15/29 (c)	1,750,000	1,827,459
Series 214:
5% 9/1/30 (c)	250,000	266,766
5% 9/1/36 (c)	6,785,000	7,143,715
Series 218, 5% 11/1/44 (c)	1,420,000	1,471,129
Series 221:
4% 7/15/37 (c)	1,000,000	1,007,059
4% 7/15/45 (c)	1,500,000	1,458,695
5% 7/15/35 (c)	2,500,000	2,687,545
Series 223:
4% 7/15/34 (c)	2,000,000	2,042,396
4% 7/15/35 (c)	2,250,000	2,284,430
4% 7/15/36 (c)	1,350,000	1,365,159
4% 7/15/37 (c)	2,750,000	2,772,466
4% 7/15/38 (c)	6,000,000	6,027,538
4% 7/15/39 (c)	4,000,000	4,002,224
5% 7/15/56 (c)	3,500,000	3,666,396
TOTAL NEW YORK AND NEW JERSEY		82,752,506
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2019 A, 5% 7/1/44	700,000	738,916
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/37	1,200,000	1,290,050
TOTAL PENNSYLVANIA, NEW JERSEY		2,028,966
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	645,000	675,691
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	1,073,851
5.625% 7/1/27	175,000	183,088
5.625% 7/1/29	545,000	587,973
5.75% 7/1/31	1,300,000	1,448,985
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	181,684
5% 7/1/30	860,000	926,077
5% 7/1/32	125,000	134,942
5% 7/1/34	110,000	117,902
5% 7/1/35	480,000	512,183
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	1,465,000	1,135,285
TOTAL PUERTO RICO		6,977,661
TOTAL MUNICIPAL BONDS (Cost $508,729,342)		517,763,858

Municipal Notes - 2.0%
	Principal Amount (a)	Value ($)
New Jersey - 2.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 C, 2.2% 12/2/24, LOC JPMorgan Chase Bank, VRDN (d) (Cost $11,000,000)	11,000,000	11,000,000

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.98% (e)(f) (Cost $20,082,663)	20,078,647	20,082,663

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $539,812,005)	548,846,521
NET OTHER ASSETS (LIABILITIES) - 1.2%	6,530,066
NET ASSETS - 100.0%	555,376,587

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,349,921 or 0.4% of net assets.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 2.98%	31,014,001	78,494,930	89,426,052	1,012,099	(212)	(4)	20,082,663	0.6%
Total	31,014,001	78,494,930	89,426,052	1,012,099	(212)	(4)	20,082,663

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	528,763,858	-	528,763,858	-

Money Market Funds	20,082,663	20,082,663	-	-
Total Investments in Securities:	548,846,521	20,082,663	528,763,858	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $519,729,342)	$528,763,858
Fidelity Central Funds (cost $20,082,663)	20,082,663

Total Investment in Securities (cost $539,812,005)		$548,846,521
Cash		100,000
Receivable for fund shares sold		450,270
Interest receivable		6,909,970
Distributions receivable from Fidelity Central Funds		40,894
Prepaid expenses		534
Other receivables		22
Total assets		556,348,211
Liabilities
Payable for fund shares redeemed	$209,970
Distributions payable	518,891
Accrued management fee	196,026
Other payables and accrued expenses	46,737
Total liabilities		971,624
Net Assets		$555,376,587
Net Assets consist of:
Paid in capital		$552,453,701
Total accumulated earnings (loss)		2,922,886
Net Assets		$555,376,587
Net Asset Value, offering price and redemption price per share ($555,376,587 ÷ 47,464,426 shares)		$11.70
Statement of Operations
Year ended November 30, 2024
Investment Income
Interest		$17,740,218
Income from Fidelity Central Funds		1,012,099
Total income		18,752,317
Expenses
Management fee	$2,180,596
Transfer agent fees	113,592
Accounting fees and expenses	33,604
Custodian fees and expenses	7,105
Independent trustees' fees and expenses	1,410
Registration fees	30,253
Audit fees	50,113
Legal	5,581
Miscellaneous	2,234
Total expenses before reductions	2,424,488
Expense reductions	(13,571)
Total expenses after reductions		2,410,917
Net Investment income (loss)		16,341,400
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	351,637
Fidelity Central Funds	(212)
Total net realized gain (loss)		351,425
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,073,037
Fidelity Central Funds	(4)
Total change in net unrealized appreciation (depreciation)		12,073,033
Net gain (loss)		12,424,458
Net increase (decrease) in net assets resulting from operations		$28,765,858
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,341,400	$14,114,200
Net realized gain (loss)	351,425	(1,645,447)
Change in net unrealized appreciation (depreciation)	12,073,033	13,728,605
Net increase (decrease) in net assets resulting from operations	28,765,858	26,197,358
Distributions to shareholders	(15,588,511)	(13,704,010)

Share transactions
Proceeds from sales of shares	105,573,394	123,066,423
Reinvestment of distributions	9,559,182	8,787,843
Cost of shares redeemed	(90,458,210)	(134,151,204)

Net increase (decrease) in net assets resulting from share transactions	24,674,366	(2,296,938)
Total increase (decrease) in net assets	37,851,713	10,196,410

Net Assets
Beginning of period	517,524,874	507,328,464
End of period	$555,376,587	$517,524,874

Other Information
Shares
Sold	9,108,222	11,026,048
Issued in reinvestment of distributions	825,073	781,524
Redeemed	(7,809,906)	(12,023,702)
Net increase (decrease)	2,123,389	(216,130)

Financial Highlights
Fidelity® New Jersey Municipal Income Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$11.14	$12.62	$12.48	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.355	.316	.263	.249	.299
Net realized and unrealized gain (loss)	.274	.261	(1.417)	.194	.216
Total from investment operations	.629	.577	(1.154)	.443	.515
Distributions from net investment income	(.338)	(.307)	(.263)	(.249)	(.299)
Distributions from net realized gain	(.001)	-	(.063)	(.054)	(.066)
Total distributions	(.339)	(.307)	(.326)	(.303)	(.365)
Net asset value, end of period	$11.70	$11.41	$11.14	$12.62	$12.48
Total Return C	5.58%	5.25%	(9.22)%	3.58%	4.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.48%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.45%	.48%	.47%	.47%	.47%
Expenses net of all reductions	.45%	.48%	.47%	.47%	.47%
Net investment income (loss)	3.07%	2.81%	2.28%	1.97%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$555,377	$517,525	$507,328	$717,965	$616,308
Portfolio turnover rate F	12%	29%	14%	12%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity New Jersey Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,862,437
Gross unrealized depreciation	(10,591,205)
Net unrealized appreciation (depreciation)	$10,271,232
Tax Cost	$538,575,289

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$1,198
Capital loss carryforward	$(7,349,220)
Net unrealized appreciation (depreciation) on securities and other investments	$10,271,232

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(7,349,220)
Total capital loss carryforward	$(7,349,220)

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Tax-exempt Income	15,543,426	13,704,010
Ordinary Income	$45,085	$-
Total	$15,588,511	$ 13,704,010

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	99,047,623	56,844,865
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees were a fixed annual rate of .0857% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.0256

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity New Jersey Municipal Income Fund	523,419	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity New Jersey Municipal Income Fund	839
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,155.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $12,416.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust and Shareholders of Fidelity New Jersey Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Jersey Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 26.07% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Jersey Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets specified Fidelity funds in the same asset class as the fund and through a discount that considers both fund size and total assets of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.539150.127
NJN-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025